Condensed Consolidating Guarantor Financial Statements Details SCF (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	$ 25,594	$ 25,194
Cash flow from investing activities:
Loan receivables, net of cash repayments	5,773	3,136
Purchases of property and equipment	(5,674)	(4,704)
Acquisitions of pawn stores, net of cash acquired	(4,889)	(1,468)
Investing activity with subsidiaries	0	0
Net cash flow used in investing activities	(4,790)	(3,036)
Cash flow from financing activities:
Borrowings from revolving credit facilities	2,500	0
Repayments of revolving credit facilities	(184,500)	(50,500)
Repayments of notes payable	(8,352)	(792)
Issuance of senior notes	200,000	0
Debt issuance costs paid	(5,909)	0
Proceeds from exercise of share-based compensation awards	0	8,422
Income tax benefit from exercise of stock options	0	7,218
Net cash flow provided by (used in) financing activities	3,739	(35,652)
Effect of exchange rates on cash	(257)	1,548
Change in cash and cash equivalents	24,286	(11,946)
Cash and cash equivalents at beginning of the period	70,643	50,285
Cash and cash equivalents at end of the period	94,929	38,339
Parent Company [Member]
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	18,875	21,880
Cash flow from investing activities:
Loan receivables, net of cash repayments	0	0
Purchases of property and equipment	(160)	(976)
Acquisitions of pawn stores, net of cash acquired	0	0
Investing activity with subsidiaries	4,478	22,067
Net cash flow used in investing activities	4,318	21,091
Cash flow from financing activities:
Borrowings from revolving credit facilities	2,500
Repayments of revolving credit facilities	(184,500)	(50,500)
Repayments of notes payable	(8,352)	(792)
Issuance of senior notes	200,000
Debt issuance costs paid	(5,909)
Proceeds from exercise of share-based compensation awards		8,422
Income tax benefit from exercise of stock options		7,218
Net cash flow provided by (used in) financing activities	3,739	(35,652)
Effect of exchange rates on cash	0	0
Change in cash and cash equivalents	26,932	7,319
Cash and cash equivalents at beginning of the period	24,674	12,145
Cash and cash equivalents at end of the period	51,606	19,464
Guarantor Subsidiaries [Member]
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	(8,673)	(9,440)
Cash flow from investing activities:
Loan receivables, net of cash repayments	13,611	10,356
Purchases of property and equipment	(1,477)	(770)
Acquisitions of pawn stores, net of cash acquired	(4,889)	0
Investing activity with subsidiaries	0	0
Net cash flow used in investing activities	7,245	9,586
Cash flow from financing activities:
Borrowings from revolving credit facilities	0
Repayments of revolving credit facilities	0	0
Repayments of notes payable	0	0
Issuance of senior notes	0
Debt issuance costs paid	0
Proceeds from exercise of share-based compensation awards		0
Income tax benefit from exercise of stock options		0
Net cash flow provided by (used in) financing activities	0	0
Effect of exchange rates on cash	0	0
Change in cash and cash equivalents	(1,428)	146
Cash and cash equivalents at beginning of the period	4,240	3,885
Cash and cash equivalents at end of the period	2,812	4,031
Non-Guarantor Subsidiaries [Member]
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	15,392	12,754
Cash flow from investing activities:
Loan receivables, net of cash repayments	(7,838)	(7,220)
Purchases of property and equipment	(4,037)	(2,958)
Acquisitions of pawn stores, net of cash acquired	0	(1,468)
Investing activity with subsidiaries	(4,478)	(22,067)
Net cash flow used in investing activities	(16,353)	(33,713)
Cash flow from financing activities:
Borrowings from revolving credit facilities	0
Repayments of revolving credit facilities	0	0
Repayments of notes payable	0	0
Issuance of senior notes	0
Debt issuance costs paid	0
Proceeds from exercise of share-based compensation awards		0
Income tax benefit from exercise of stock options		0
Net cash flow provided by (used in) financing activities	0	0
Effect of exchange rates on cash	(257)	1,548
Change in cash and cash equivalents	(1,218)	(19,411)
Cash and cash equivalents at beginning of the period	41,729	34,255
Cash and cash equivalents at end of the period	40,511	14,844
Consolidating Eliminations [Member]
Cash flow from operating activities:
Net cash flow provided by (used in) operating activities	0	0
Cash flow from investing activities:
Loan receivables, net of cash repayments	0	0
Purchases of property and equipment	0	0
Acquisitions of pawn stores, net of cash acquired	0	0
Investing activity with subsidiaries	0	0
Net cash flow used in investing activities	0	0
Cash flow from financing activities:
Borrowings from revolving credit facilities	0
Repayments of revolving credit facilities	0	0
Repayments of notes payable	0	0
Issuance of senior notes	0
Debt issuance costs paid	0
Proceeds from exercise of share-based compensation awards		0
Income tax benefit from exercise of stock options		0
Net cash flow provided by (used in) financing activities	0	0
Effect of exchange rates on cash	0	0
Change in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of the period	0	0
Cash and cash equivalents at end of the period	$ 0	$ 0